SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                                Variable Separate Account

                                           and

                         FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               FS Variable Separate Account

                                     Supplement to the

                      POLARIS CHOICE IV VARIABLE ANNUITY PROSPECTUS
                                       DATED MAY 2, 2011


The following prospectus provisions are replaced in the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS              AVAILABILITY OR VARIATION	        	STATES
PROVISION								Idaho
									North Dakota
Free Look		The Free Look period is 20 days.		Rhode Island
									Texas




Purchase Payment 	The Purchase Payment Age Limit is 		Kentucky
Age Limitation	        the later of six years after contract           Minnesota
                        issue or the Owner's 66th birthday.             Oklahoma
                                                                        Texas




The following prospectus provisions are added to the STATE CONTRACT AVAILABILITY AND/OR VARIABILITY chart:

PROSPECTUS 		AVAILABILITY OR VARIATION	                STATES
PROVISION


Purchase Payment 	The Purchase Payment Age Limit is the 		Washington
Age Limitation		later of two years after contract issue
			or the Owner's 62nd birthday.




Dated:  July 25, 2011




                    Please keep this Supplement with your Prospectus


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